UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00572
American Mutual Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class A
| AMRMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Av
ailability of additional in
form
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class C
| AMFCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availa
bil
ity of additional info
rma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class T
| TAMFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings
by
sector
(percent of net assets)
Avail
abil
ity of additional in
form
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-1
| AMFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-2
| AMRFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-3
| AFMFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-A
| CMLAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-C
| CMLCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 68	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-E
| CMLEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-T
| TAFMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-1
| CMLFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-2
| FFMMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-3
| FFFMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-1
| RMFAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 67	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2
| RMFBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2E
| RMEBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-3
| RMFCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 45	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-4
| RMFEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5E
| RMFHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5
| RMFFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-003-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-6
| RMFGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 99,970
Total number of portfolio holdings	180
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-003-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Mutual Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-003-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Common stocks 93.65%		Shares	Value (000)
Energy 3.59%
	Baker Hughes Co., Class A	4,877,282	$172,656
	Canadian Natural Resources, Ltd. (CAD denominated)	4,138,318	118,752
	Cenovus Energy, Inc.	5,384,537	63,376
	ConocoPhillips	5,485,942	488,907
	EOG Resources, Inc.	3,870,501	427,033
	Exxon Mobil Corp.	9,696,462	1,024,237
	TC Energy Corp.	8,829,589	445,100
	TC Energy Corp. (CAD denominated)	16,839,804	850,785
			3,590,846

Materials 4.00%
	Air Products and Chemicals, Inc.	3,000,262	813,341
	Corteva, Inc.	3,371,266	208,985
	Eastman Chemical Co.	872,306	67,167
	Ecolab, Inc.	728,001	183,041
	International Paper Co.[1]	35,846,009	1,637,446
	Linde PLC	2,205,787	999,729
	Nutrien, Ltd.	1,100,230	62,768
	Sherwin-Williams Co.	81,347	28,709
			4,001,186

Industrials 14.87%
	Airbus SE, non-registered shares	2,177,219	364,516
	Automatic Data Processing, Inc.	2,031,655	610,715
	BAE Systems PLC (ADR)	5,058,228	471,579
	Broadridge Financial Solutions, Inc.	448,036	108,604
	Canadian National Railway Co.	80,007	7,746
	Canadian National Railway Co. (CAD denominated)	2,684,513	259,981
	Carrier Global Corp.	12,927,114	808,462
	Caterpillar, Inc.	140,020	43,304
	Deutsche Post AG	1,469,486	62,485
	Emerson Electric Co.	672,817	70,720
	Equifax, Inc.	376,803	98,018
	FedEx Corp.	1,768,928	372,059
	General Dynamics Corp.	1,429,579	389,017
	General Electric Co.	13,208,256	2,661,992
	HEICO Corp., Class A	175,566	35,276
	Honeywell International, Inc.	1,789,093	376,604
	Illinois Tool Works, Inc.	1,036,089	248,568
	Ingersoll-Rand, Inc.	1,015,992	76,636
	L3Harris Technologies, Inc.	813,431	178,971
	Northrop Grumman Corp.	1,501,940	730,694
	Otis Worldwide Corp.	1,510,925	145,457
	PACCAR, Inc.	561,603	50,662
	Paychex, Inc.	3,923,849	577,277
	RELX PLC (ADR)	1,963,641	107,274
	Robert Half, Inc.	1,191,585	52,787
	RTX Corp.	30,587,416	3,857,991
	Siemens AG	522,318	119,768
	Stanley Black & Decker, Inc.	6,362,058	381,851
	Union Pacific Corp.	5,618,368	1,211,657
	Waste Connections, Inc.	1,273,014	251,586
	Waste Management, Inc.	588,086	137,236
			14,869,493

Consumer discretionary 3.80%
	D.R. Horton, Inc.	2,627,659	331,978
	Darden Restaurants, Inc.	925,466	185,686
	Hasbro, Inc.[1]	7,449,829	461,144
	Home Depot, Inc.	3,497,052	1,260,652
	McDonald’s Corp.	1,596,504	510,323

1	American Mutual Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Starbucks Corp.	8,765,080	$701,645
	TJX Cos., Inc. (The)	1,929,368	248,271
	Tractor Supply Co.	1,940,965	98,252
			3,797,951

Consumer staples 8.66%
	British American Tobacco PLC (ADR)	25,001,308	1,088,807
	Coca-Cola Co.	14,156,707	1,027,069
	Constellation Brands, Inc., Class A	1,762,844	330,604
	Dollar General Corp.	668,059	62,590
	Estee Lauder Cos., Inc. (The), Class A	691,967	41,490
	General Mills, Inc.	2,770,511	157,199
	Hershey Co.	4,387,223	733,500
	Kenvue, Inc.	1,518,767	35,843
	Mondelez International, Inc., Class A	27,588,648	1,879,615
	Nestle SA	2,265,395	241,112
	PepsiCo, Inc.	2,205,461	299,016
	Philip Morris International, Inc.	10,582,098	1,813,348
	Procter & Gamble Co.	4,415,741	717,867
	Sysco Corp.	3,264,316	233,072
			8,661,132

Health care 15.00%
	Abbott Laboratories	13,729,526	1,795,136
	AbbVie, Inc.	13,626,581	2,658,546
	Amgen, Inc.	3,815,774	1,110,085
	AstraZeneca PLC (ADR)	5,593,063	401,526
	Bristol-Myers Squibb Co.	16,026,598	804,535
	Cencora, Inc.	544,460	159,347
	CVS Health Corp.	10,186,852	679,565
	Danaher Corp.	584,239	116,456
	Elevance Health, Inc.	571,117	240,200
	Eli Lilly and Co.	1,815,415	1,631,967
	GE HealthCare Technologies, Inc.	4,195,054	295,038
	Gilead Sciences, Inc.	14,455,614	1,540,101
	GSK PLC (ADR)[2]	1,722,336	68,635
	Johnson & Johnson	1,205,318	188,403
	McKesson Corp.	86,730	61,820
	Medtronic PLC	7,651,492	648,541
	Merck & Co., Inc.	993,200	84,621
	Novo Nordisk AS, Class B (ADR)	1,031,032	68,512
	Sanofi	1,018,244	111,670
	Stryker Corp.	459,721	171,899
	Takeda Pharmaceutical Co., Ltd. (ADR)[2]	12,888,047	197,058
	Thermo Fisher Scientific, Inc.	671,444	288,050
	UnitedHealth Group, Inc.	4,060,305	1,670,572
			14,992,283

Financials 14.23%
	American International Group, Inc.	1,463,768	119,326
	Arthur J. Gallagher & Co.	495,308	158,840
	Berkshire Hathaway, Inc., Class B3	40,263	21,470
	BlackRock, Inc.	662,433	605,636
	Blackstone, Inc.	1,896,743	249,820
	Canadian Imperial Bank of Commerce	828,826	52,275
	Capital One Financial Corp.	2,458,142	443,105
	Carlyle Group, Inc. (The)	2,010,939	77,703
	Charles Schwab Corp. (The)	756,635	61,590
	Chubb, Ltd.	3,463,271	990,773
	CME Group, Inc., Class A	2,298,599	636,896
	East West Bancorp, Inc.	2,749,953	235,259
	Equitable Holdings, Inc.	1,725,077	85,305
	Fidelity National Information Services, Inc.	15,288,866	1,205,986
	Great-West Lifeco, Inc.	12,223,496	475,339
	JPMorgan Chase & Co.	8,072,782	1,974,764
	KKR & Co., Inc.	595,862	68,089
	Marsh & McLennan Cos., Inc.	4,402,743	992,687
	Mastercard, Inc., Class A	751,708	411,981

American Mutual Fund	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Morgan Stanley	7,349,354	$848,262
	National Bank of Canada	2,164,511	190,105
	PNC Financial Services Group, Inc.	4,903,799	787,991
	Principal Financial Group, Inc.	230,318	17,078
	Progressive Corp.	2,555,153	719,889
	Royal Bank of Canada	169,504	20,345
	S&P Global, Inc.	518,970	259,511
	State Street Corp.	1,760,605	155,109
	Toronto-Dominion Bank (The)	356,035	22,708
	Toronto-Dominion Bank (The) (CAD denominated)[2]	2,281,696	145,796
	TPG, Inc., Class A	2,179,061	101,217
	Truist Financial Corp.	20,523,830	786,884
	Visa, Inc., Class A	1,513,816	523,023
	Wells Fargo & Co.	10,961,431	778,371
			14,223,133

Information technology 17.11%
	Accenture PLC, Class A	4,473,262	1,338,176
	Amphenol Corp., Class A	3,871,626	297,921
	Analog Devices, Inc.	1,617,612	315,305
	Apple, Inc.	13,941,345	2,962,536
	Applied Materials, Inc.	861,133	129,781
	Broadcom, Inc.	14,172,078	2,727,700
	KLA Corp.	733,678	515,548
	Microsoft Corp.	15,235,764	6,022,089
	Oracle Corp.	4,279,668	602,235
	Salesforce, Inc.	2,099,821	564,243
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,275,120	879,310
	Texas Instruments, Inc.	4,688,777	750,439
			17,105,283

Communication services 3.23%
	AT&T, Inc.	11,559,937	320,210
	Comcast Corp., Class A	11,560,038	395,353
	Electronic Arts, Inc.	761,331	110,462
	Meta Platforms, Inc., Class A	3,224,496	1,770,248
	T-Mobile US, Inc.	1,913,389	472,511
	Verizon Communications, Inc.	3,651,533	160,887
			3,229,671

Utilities 6.69%
	American Electric Power Co., Inc.	1,415,991	153,408
	Atmos Energy Corp.	5,310,595	853,041
	CenterPoint Energy, Inc.[1]	39,408,744	1,528,272
	Constellation Energy Corp.	4,876,240	1,089,547
	Dominion Energy, Inc.	2,738,686	148,930
	DTE Energy Co.	6,570,082	900,101
	Edison International	1,558,269	83,383
	Exelon Corp.	3,141,817	147,351
	NextEra Energy, Inc.	1,548,247	103,547
	Pinnacle West Capital Corp.	368,556	35,079
	Public Service Enterprise Group, Inc.	3,133,795	250,484
	Sempra	9,705,682	720,841
	Southern Co. (The)	4,755,607	436,993
	Xcel Energy, Inc.	3,320,427	234,754
			6,685,731

Real estate 2.47%
	American Tower Corp. REIT	353,847	79,761
	Digital Realty Trust, Inc. REIT	1,207,786	193,898
	Equinix, Inc. REIT	141,912	122,151
	Extra Space Storage, Inc. REIT	2,087,088	305,800
	Prologis, Inc. REIT	3,102,967	317,123
	Public Storage REIT	428,890	128,851
	Rexford Industrial Realty, Inc. REIT	5,619,260	185,998

3	American Mutual Fund

Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Sun Communities, Inc. REIT	417,825	$51,990
	UDR, Inc. REIT	4,290,735	179,696
	Welltower, Inc. REIT	5,899,426	900,193
			2,465,461
	Total common stocks (cost: $58,760,897,000)		93,622,170
Convertible stocks 0.22%
Materials 0.02%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	540,243	16,548

Information technology 0.20%
	Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.75% 3/15/2028[2]	4,244,000	201,420
	Total convertible stocks (cost: $242,469,000)		217,968

Short-term securities 5.98%
Money market investments 5.94%
	Capital Group Central Cash Fund 4.28%[1,4]	59,377,585	5,937,165

Money market investments purchased with collateral from securities on loan 0.04%
	Capital Group Central Cash Fund 4.28%[1,4,5]	298,039	29,801
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[4,5]	4,895,229	4,895
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[4,5]	1,200,000	1,200
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[4,5]	1,200,000	1,200
	Fidelity Investments Money Market Government Portfolio, Class I 4.22%[4,5]	1,200,000	1,200
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[4,5]	1,200,000	1,200
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[4,5]	1,200,000	1,200
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[4,5]	1,200,000	1,200
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[4,5]	1,200,000	1,200
			43,096
	Total short-term securities (cost: $5,980,844,000)		5,980,261
	Total investment securities 99.85% (cost: $64,984,210,000)		99,820,399
	Other assets less liabilities 0.15%		149,949
	Net assets 100.00%		$99,970,348
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Common stocks 3.63%
Materials 1.64%
International Paper Co.	$785,315	$1,225,226	$6,251	$1,437	$(368,281)	$1,637,446	$21,681
Consumer discretionary 0.46%
Hasbro, Inc.	490,975	—	1,931	775	(28,675)	461,144	10,466

American Mutual Fund	4

Investments in affiliates1 (continued)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Utilities 1.53%
CenterPoint Energy, Inc.	$1,167,978	$—	$4,826	$2,413	$362,707	$1,528,272	$16,997
Total common stocks						3,626,862
Short-term securities 5.97%
Money market investments 5.94%
Capital Group Central Cash Fund 4.28% [4]	4,767,162	6,304,733	5,133,886	(413)	(431)	5,937,165	102,885
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.28% [4,5]	19,476	10,325 [6]				29,801	— [7]
Total short-term securities						5,966,966
Total 9.60%				$4,212	$(34,680)	$9,593,828	$152,029

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]
All or a portion of this security was on loan. The total value of all such securities was $81,941,000, which represented 0.08% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 4/30/2025.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Mutual Fund

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $81,941 of investment securities on loan):
Unaffiliated issuers (cost: $55,894,883)	$90,226,571
Affiliated issuers (cost: $9,089,327)	9,593,828	$99,820,399
Cash		6,390
Cash denominated in currencies other than U.S. dollars (cost: $10,303)		10,303
Receivables for:
Sales of investments	59,375
Sales of fund’s shares	63,010
Dividends and interest	159,724
Securities lending income	152
Other	236	282,497
		100,119,589
Liabilities:
Collateral for securities on loan		43,096
Payables for:
Purchases of investments	26,351
Repurchases of fund’s shares	44,448
Investment advisory services	18,358
Services provided by related parties	12,598
Trustees’ deferred compensation	3,542
Other	848	106,145
Net assets at April 30, 2025		$99,970,348
Net assets consist of:
Capital paid in on shares of beneficial interest		$62,004,115
Total distributable earnings (accumulated loss)		37,966,233
Net assets at April 30, 2025		$99,970,348
Refer to the notes to financial statements.

American Mutual Fund	6

Financial statements (continued)
Statement of assets and liabilities at April 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,815,517 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$39,758,659	721,723	$55.09
Class C	854,507	15,819	54.02
Class T	14	— *	55.09
Class F-1	1,106,842	20,215	54.75
Class F-2	15,372,272	279,202	55.06
Class F-3	7,549,641	137,122	55.06
Class 529-A	1,530,682	27,879	54.90
Class 529-C	35,934	658	54.62
Class 529-E	48,461	888	54.60
Class 529-T	21	— *	55.10
Class 529-F-1	16	— *	55.01
Class 529-F-2	261,739	4,752	55.08
Class 529-F-3	17	— *	55.07
Class R-1	48,782	899	54.30
Class R-2	249,688	4,609	54.18
Class R-2E	37,119	678	54.79
Class R-3	571,403	10,487	54.49
Class R-4	690,407	12,592	54.83
Class R-5E	244,824	4,451	55.00
Class R-5	363,799	6,603	55.09
Class R-6	31,245,521	566,940	55.11
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Mutual Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,820; also includes $152,029 from affiliates)	$1,185,315
Securities lending income (net of fees)	1,616
Interest from unaffiliated issuers	741	$1,187,672
Fees and expenses*:
Investment advisory services	116,824
Distribution services	62,707
Transfer agent services	24,686
Administrative services	15,299
529 plan services	515
Reports to shareholders	796
Registration statement and prospectus	598
Trustees’ compensation	124
Auditing and legal	54
Custodian	783
Other	82	222,468
Net investment income		965,204
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,626,561
Affiliated issuers	4,212
In-kind redemptions	252,329
Currency transactions	525	2,883,627
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,524,135)
Affiliated issuers	(34,680)
Currency translations	199	(4,558,616)
Net realized gain (loss) and unrealized appreciation (depreciation)		(1,674,989)
Net increase (decrease) in net assets resulting from operations		$(709,785)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Mutual Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$965,204	$1,935,230
Net realized gain (loss)	2,883,627	4,850,360
Net unrealized appreciation (depreciation)	(4,558,616)	17,250,521
Net increase (decrease) in net assets resulting from operations	(709,785)	24,036,111
Distributions paid to shareholders	(5,400,159)	(3,538,459)
Net capital share transactions	2,618,026	(473,721)
Total increase (decrease) in net assets	(3,491,918)	20,023,931
Net assets:
Beginning of period	103,462,266	83,438,335
End of period	$99,970,348	$103,462,266
*
Unaudited.
Refer to the notes to financial statements.

9	American Mutual Fund

Notes to financial statementsunaudited
1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Mutual Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	American Mutual Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,590,846	$—	$—	$3,590,846
Materials	4,001,186	—	—	4,001,186
Industrials	14,322,724	546,769	—	14,869,493
Consumer discretionary	3,797,951	—	—	3,797,951
Consumer staples	8,420,020	241,112	—	8,661,132
Health care	14,880,613	111,670	—	14,992,283
Financials	14,223,133	—	—	14,223,133
Information technology	17,105,283	—	—	17,105,283
Communication services	3,229,671	—	—	3,229,671
Utilities	6,685,731	—	—	6,685,731
Real estate	2,465,461	—	—	2,465,461
Convertible stocks	217,968	—	—	217,968
Short-term securities	5,980,261	—	—	5,980,261
Total	$98,920,848	$899,551	$—	$99,820,399

American Mutual Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

13	American Mutual Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data,  employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the total value of securities on loan was $81,941,000, and the total value of collateral received was $85,112,000. Collateral received includes cash of $43,096,000 and U.S. government securities of $42,016,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Mutual Fund	14

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$322,643
Undistributed long-term capital gains	4,392,517
As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$36,157,030
Gross unrealized depreciation on investments	(1,361,937)
Net unrealized appreciation (depreciation) on investments	34,795,093
Cost of investments	65,025,306
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$373,789	$1,758,473	$2,132,262	$789,105	$600,054	$1,389,159
Class C	4,948	40,201	45,149	12,583	15,362	27,945
Class T	— *	1	1	— *	— *	— *
Class F-1	10,290	50,544	60,834	23,027	18,566	41,593
Class F-2	159,741	673,760	833,501	321,309	219,529	540,838
Class F-3	83,197	333,979	417,176	170,987	112,361	283,348
Class 529-A	14,147	67,535	81,682	29,898	23,147	53,045
Class 529-C	194	1,701	1,895	508	645	1,153
Class 529-E	392	2,172	2,564	886	786	1,672
Class 529-T	— *	1	1	1	— *	1
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	2,628	10,764	13,392	4,987	3,332	8,319
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	271	2,262	2,533	696	847	1,543
Class R-2	1,400	11,537	12,937	3,439	4,157	7,596
Class R-2E	247	1,592	1,839	525	514	1,039
Class R-3	4,439	25,602	30,041	9,786	8,824	18,610
Class R-4	6,720	32,484	39,204	14,903	11,797	26,700
Class R-5E	2,425	10,718	13,143	4,924	3,347	8,271
Class R-5	3,777	15,101	18,878	8,701	6,053	14,754
Class R-6	338,244	1,354,881	1,693,125	678,413	434,460	1,112,873
Total	$1,006,849	$4,393,310	$5,400,159	$2,074,678	$1,463,781	$3,538,459
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

15	American Mutual Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. For the six months ended April 30, 2025, the investment advisory services fees were $116,824,000, which were equivalent to an annualized rate of 0.229% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, unreimbursed expenses subject to reimbursement totaled $5,633,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $515,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

American Mutual Fund	16

For the six months ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$50,895	$12,437	$6,108	Not applicable
Class C	4,525	277	136	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,435	748	173	Not applicable
Class F-2	Not applicable	8,939	2,343	Not applicable
Class F-3	Not applicable	35	1,161	Not applicable
Class 529-A	1,802	442	234	$422
Class 529-C	192	11	6	10
Class 529-E	123	8	7	14
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	52	38	69
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	254	25	8	Not applicable
Class R-2	977	445	39	Not applicable
Class R-2E	111	38	6	Not applicable
Class R-3	1,468	428	88	Not applicable
Class R-4	925	379	111	Not applicable
Class R-5E	Not applicable	185	36	Not applicable
Class R-5	Not applicable	96	54	Not applicable
Class R-6	Not applicable	141	4,751	Not applicable

Total class-specific expenses	$62,707	$24,686	$15,299	$515
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $124,000 in the fund’s statement of operations reflects $182,000 in current fees (either paid in cash or deferred) and a net decrease of $58,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,079,679,000 and $411,195,000, respectively, which generated $116,558,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.

17	American Mutual Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$1,285,101	22,671	$2,090,567	37,215	$(2,608,082)	(45,973)	$767,586	13,913
Class C	56,593	1,017	45,024	816	(137,995)	(2,481)	(36,378)	(648)
Class T	—	—	—	—	—	—	—	—
Class F-1	46,425	820	60,187	1,078	(122,391)	(2,170)	(15,779)	(272)
Class F-2	1,641,539	28,820	809,832	14,428	(1,861,893)	(32,810)	589,478	10,438
Class F-3	581,108	10,251	413,984	7,378	(886,701)	(15,581)	108,391	2,048
Class 529-A	87,221	1,542	81,650	1,458	(130,444)	(2,308)	38,427	692
Class 529-C	4,746	85	1,895	34	(9,204)	(164)	(2,563)	(45)
Class 529-E	3,306	58	2,556	46	(6,034)	(106)	(172)	(2)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	35,993	636	13,389	238	(21,148)	(373)	28,234	501
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	3,292	59	2,532	46	(8,085)	(143)	(2,261)	(38)
Class R-2	23,272	418	12,894	233	(39,249)	(705)	(3,083)	(54)
Class R-2E	4,196	75	1,839	34	(3,913)	(70)	2,122	39
Class R-3	52,600	939	30,005	540	(71,518)	(1,273)	11,087	206
Class R-4	72,181	1,262	39,204	701	(117,757)	(2,118)	(6,372)	(155)
Class R-5E	42,943	782	13,142	234	(44,678)	(802)	11,407	214
Class R-5	54,430	952	18,863	336	(39,512)	(697)	33,781	591
Class R-6	1,442,570	25,474	1,691,868	30,123	(2,040,320)	(35,266)	1,094,118	20,331
Total net increase (decrease)	$5,437,516	95,861	$5,329,434	94,938	$(8,148,924)	(143,040)	$2,618,026	47,759
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,978,730	36,800	$1,359,896	26,158	$(4,525,631)	(84,160)	$(1,187,005)	(21,202)
Class C	102,635	1,943	27,856	551	(264,714)	(5,035)	(134,223)	(2,541)
Class T	—	—	—	—	—	—	—	—
Class F-1	98,221	1,838	41,189	798	(268,914)	(5,092)	(129,504)	(2,456)
Class F-2	2,915,159	54,053	525,780	10,095	(3,503,390)	(65,521)	(62,451)	(1,373)
Class F-3	1,321,808	24,777	280,503	5,382	(1,612,139)	(30,160)	(9,828)	(1)
Class 529-A	146,196	2,725	53,028	1,023	(249,763)	(4,662)	(50,539)	(914)
Class 529-C	8,865	166	1,151	23	(15,815)	(298)	(5,799)	(109)
Class 529-E	4,157	77	1,673	33	(9,580)	(180)	(3,750)	(70)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	45,322	838	8,314	159	(41,654)	(770)	11,982	227
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	7,940	150	1,527	30	(14,659)	(275)	(5,192)	(95)
Class R-2	39,310	741	7,593	150	(67,857)	(1,278)	(20,954)	(387)
Class R-2E	7,578	141	1,038	20	(7,786)	(145)	830	16
Class R-3	96,701	1,818	18,591	363	(140,793)	(2,646)	(25,501)	(465)
Class R-4	97,096	1,805	26,699	517	(211,467)	(3,916)	(87,672)	(1,594)
Class R-5E	47,107	877	8,270	159	(46,253)	(853)	9,124	183
Class R-5	53,708	994	14,738	283	(148,765)	(2,715)	(80,319)	(1,438)
Class R-6	2,935,182	55,200	1,111,978	21,297	(2,740,083)	(50,391)	1,307,077	26,106
Total net increase (decrease)	$9,905,715	184,943	$3,489,827	67,041	$(13,869,263)	(258,097)	$(473,721)	(6,113)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,992,372,000 and $16,027,105,000, respectively, during the six months ended April 30, 2025.

19	American Mutual Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025[5,6]	$58.55	$.49	$(.92 )	$(.43 )	$(.53 )	$(2.50)	$(3.03)	$55.09	(.82 )%[7]	$39,759	.57%[8]	.57%[8]	1.75%[8]
10/31/2024	47.06	1.01	12.41	13.42	(1.10)	(.83 )	(1.93)	58.55	29.06	41,443.58		.58	1.87
10/31/2023	48.97	1.06	(.59 )	.47	(.99 )	(1.39)	(2.38)	47.06	.80	34,307.59		.59	2.17
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88 )	(1.61)	(2.49)	48.97	(2.73)	35,575.58		.58	1.88
10/31/2021	40.16	.88	12.63	13.51	(.86 )	—	(.86 )	52.81	33.86	35,695.58		.58	1.82
10/31/2020	42.78	.84	(1.38)	(.54 )	(.89 )	(1.19)	(2.08)	40.16	(1.35)	26,817.60		.60	2.04
Class C:
4/30/2025[5,6]	57.46	.28	(.91 )	(.63 )	(.31 )	(2.50)	(2.81)	54.02	(1.19)[7]	854	1.32 [8]	1.32 [8]	1.00 [8]
10/31/2024	46.22	.60	12.17	12.77	(.70 )	(.83 )	(1.53)	57.46	28.11	946	1.33	1.33	1.13
10/31/2023	48.13	.69	(.58 )	.11	(.63 )	(1.39)	(2.02)	46.22	.06	878	1.34	1.34	1.42
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50 )	(1.61)	(2.11)	48.13	(3.47)	1,019	1.33	1.33	1.13
10/31/2021	39.51	.51	12.43	12.94	(.51 )	—	(.51 )	51.94	32.89	1,090	1.33	1.33	1.08
10/31/2020	42.11	.53	(1.36)	(.83 )	(.58 )	(1.19)	(1.77)	39.51	(2.10)	891	1.34	1.34	1.31
Class T:
4/30/2025[5,6]	58.55	.57	(.93 )	(.36 )	(.60 )	(2.50)	(3.10)	55.09	(.69 )[7,9]	— [10]	.32 [8,9]	.32 [8,9]	2.01 [8,9]
10/31/2024	47.06	1.15	12.40	13.55	(1.23)	(.83 )	(2.06)	58.55	29.39 [9]	— [10]	.33 [9]	.33 [9]	2.12 [9]
10/31/2023	48.98	1.19	(.60 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05 [9]	— [10]	.33 [9]	.33 [9]	2.43 [9]
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)[9]	— [10]	.32 [9]	.32 [9]	2.13 [9]
10/31/2021	40.17	1.00	12.62	13.62	(.98 )	—	(.98 )	52.81	34.17 [9]	— [10]	.33 [9]	.33 [9]	2.07 [9]
10/31/2020	42.79	.94	(1.37)	(.43 )	(1.00)	(1.19)	(2.19)	40.17	(1.09)[9]	— [10]	.34 [9]	.34 [9]	2.30 [9]
Class F-1:
4/30/2025[5,6]	58.21	.47	(.92 )	(.45 )	(.51 )	(2.50)	(3.01)	54.75	(.86 )[7]	1,107	.64 [8]	.64 [8]	1.69 [8]
10/31/2024	46.80	.98	12.32	13.30	(1.06)	(.83 )	(1.89)	58.21	28.99	1,192.64		.64	1.82
10/31/2023	48.71	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.80	.76	1,074.64		.64	2.12
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85 )	(1.61)	(2.46)	48.71	(2.79)	1,200.63		.63	1.82
10/31/2021	39.96	.85	12.56	13.41	(.83 )	—	(.83 )	52.54	33.79	1,454.64		.64	1.78
10/31/2020	42.58	.82	(1.38)	(.56 )	(.87 )	(1.19)	(2.06)	39.96	(1.41)	1,266.64		.64	2.00
Class F-2:
4/30/2025[5,6]	58.52	.55	(.93 )	(.38 )	(.58 )	(2.50)	(3.08)	55.06	(.72 )[7]	15,372	.38 [8]	.38 [8]	1.95 [8]
10/31/2024	47.04	1.12	12.39	13.51	(1.20)	(.83 )	(2.03)	58.52	29.32	15,729.38		.38	2.08
10/31/2023	48.95	1.17	(.60 )	.57	(1.09)	(1.39)	(2.48)	47.04	1.01	12,706.38		.38	2.38
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.95	(2.54)	14,334.38		.38	2.09
10/31/2021	40.14	.98	12.63	13.61	(.96 )	—	(.96 )	52.79	34.17	13,651.38		.38	2.02
10/31/2020	42.77	.92	(1.38)	(.46 )	(.98 )	(1.19)	(2.17)	40.14	(1.15)	9,029.38		.38	2.25
Class F-3:
4/30/2025[5,6]	58.52	.58	(.92 )	(.34 )	(.62 )	(2.50)	(3.12)	55.06	(.67 )[7]	7,550	.26 [8]	.26 [8]	2.06 [8]
10/31/2024	47.04	1.18	12.39	13.57	(1.26)	(.83 )	(2.09)	58.52	29.46	7,905.27		.27	2.18
10/31/2023	48.95	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.04	1.13	6,353.27		.27	2.49
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716.27		.27	2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057.27		.27	2.12
10/31/2020	42.77	.96	(1.38)	(.42 )	(1.02)	(1.19)	(2.21)	40.14	(1.04)	3,147.28		.28	2.35
Class 529-A:
4/30/2025[5,6]	58.37	.48	(.93 )	(.45 )	(.52 )	(2.50)	(3.02)	54.90	(.86 )[7]	1,531	.60 [8]	.60 [8]	1.73 [8]
10/31/2024	46.92	.99	12.37	13.36	(1.08)	(.83 )	(1.91)	58.37	29.03	1,587.61		.61	1.84
10/31/2023	48.83	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.92	.77	1,318.62		.62	2.14
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86 )	(1.61)	(2.47)	48.83	(2.76)	1,353.61		.61	1.85
10/31/2021	40.05	.86	12.59	13.45	(.84 )	—	(.84 )	52.66	33.81	1,331.62		.62	1.78
10/31/2020	42.67	.82	(1.38)	(.56 )	(.87 )	(1.19)	(2.06)	40.05	(1.39)	1,002.64		.64	2.00
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025[5,6]	$58.06	$.27	$(.92 )	$(.65 )	$(.29 )	$(2.50)	$(2.79)	$54.62	(1.21)%[7]	$36	1.37%[8]	1.37%[8]	.95%[8]
10/31/2024	46.68	.58	12.30	12.88	(.67 )	(.83 )	(1.50)	58.06	28.05	41	1.37	1.37	1.09
10/31/2023	48.59	.67	(.60 )	.07	(.59 )	(1.39)	(1.98)	46.68	(.03 )	38	1.39	1.39	1.37
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46 )	(1.61)	(2.07)	48.59	(3.50)	44	1.37	1.37	1.08
10/31/2021	39.85	.51	12.53	13.04	(.49 )	—	(.49 )	52.40	32.85	49	1.36	1.36	1.06
10/31/2020	42.43	.54	(1.39)	(.85 )	(.54 )	(1.19)	(1.73)	39.85	(2.13)	46	1.38	1.38	1.33
Class 529-E:
4/30/2025[5,6]	58.05	.42	(.92 )	(.50 )	(.45 )	(2.50)	(2.95)	54.60	(.95 )[7]	48	.84 [8]	.84 [8]	1.49 [8]
10/31/2024	46.68	.86	12.29	13.15	(.95 )	(.83 )	(1.78)	58.05	28.71	52.85		.85	1.61
10/31/2023	48.59	.92	(.58 )	.34	(.86 )	(1.39)	(2.25)	46.68	.53	45.86		.86	1.90
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74 )	(1.61)	(2.35)	48.59	(3.00)	48.85		.85	1.61
10/31/2021	39.87	.74	12.54	13.28	(.73 )	—	(.73 )	52.42	33.52	48.85		.85	1.55
10/31/2020	42.48	.73	(1.37)	(.64 )	(.78 )	(1.19)	(1.97)	39.87	(1.62)	37.86		.86	1.78
Class 529-T:
4/30/2025[5,6]	58.57	.55	(.94 )	(.39 )	(.58 )	(2.50)	(3.08)	55.10	(.73 )[7,9]	— [10]	.37 [8,9]	.37 [8,9]	1.96 [8,9]
10/31/2024	47.07	1.12	12.41	13.53	(1.20)	(.83 )	(2.03)	58.57	29.33 [9]	— [10]	.38 [9]	.38 [9]	2.07 [9]
10/31/2023	48.99	1.16	(.60 )	.56	(1.09)	(1.39)	(2.48)	47.07	.98 [9]	— [10]	.39 [9]	.39 [9]	2.37 [9]
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.99	(2.53)[9]	— [10]	.38 [9]	.38 [9]	2.07 [9]
10/31/2021	40.17	.97	12.63	13.60	(.95 )	—	(.95 )	52.82	34.11 [9]	— [10]	.40 [9]	.40 [9]	2.01 [9]
10/31/2020	42.79	.93	(1.38)	(.45 )	(.98 )	(1.19)	(2.17)	40.17	(1.13)[9]	— [10]	.39 [9]	.39 [9]	2.25 [9]
Class 529-F-1:
4/30/2025[5,6]	58.47	.53	(.92 )	(.39 )	(.57 )	(2.50)	(3.07)	55.01	(.75 )[7,9]	— [10]	.43 [8,9]	.43 [8,9]	1.89 [8,9]
10/31/2024	47.00	1.08	12.39	13.47	(1.17)	(.83 )	(2.00)	58.47	29.24 [9]	— [10]	.44 [9]	.44 [9]	2.01 [9]
10/31/2023	48.91	1.14	(.60 )	.54	(1.06)	(1.39)	(2.45)	47.00	.95 [9]	— [10]	.44 [9]	.44 [9]	2.32 [9]
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94 )	(1.61)	(2.55)	48.91	(2.60)[9]	— [10]	.44 [9]	.44 [9]	2.01 [9]
10/31/2021	40.12	.95	12.61	13.56	(.94 )	—	(.94 )	52.74	34.04 [9]	— [10]	.44 [9]	.44 [9]	1.95 [9]
10/31/2020	42.75	.92	(1.39)	(.47 )	(.97 )	(1.19)	(2.16)	40.12	(1.15)[9]	— [10]	.40 [9]	.40 [9]	2.23 [9]
Class 529-F-2:
4/30/2025[5,6]	58.55	.56	(.94 )	(.38 )	(.59 )	(2.50)	(3.09)	55.08	(.73 )[7]	262	.36 [8]	.36 [8]	1.97 [8]
10/31/2024	47.06	1.13	12.40	13.53	(1.21)	(.83 )	(2.04)	58.55	29.34	249.36		.36	2.08
10/31/2023	48.97	1.18	(.60 )	.58	(1.10)	(1.39)	(2.49)	47.06	1.04	189.36		.36	2.40
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.97	(2.53)	180.36		.36	2.10
10/31/2021	40.16	.98	12.62	13.60	(.95 )	—	(.95 )	52.81	34.13	144.38		.38	2.01
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	93	—	—	—
Class 529-F-3:
4/30/2025[5,6]	58.54	.57	(.94 )	(.37 )	(.60 )	(2.50)	(3.10)	55.07	(.71 )[7]	— [10]	.32 [8]	.32 [8]	2.01 [8]
10/31/2024	47.05	1.15	12.41	13.56	(1.24)	(.83 )	(2.07)	58.54	29.40	— [10]	.32	.32	2.13
10/31/2023	48.96	1.19	(.59 )	.60	(1.12)	(1.39)	(2.51)	47.05	1.08	— [10]	.32	.32	2.43
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	— [10]	.32	.32	2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98 )	—	(.98 )	52.80	34.19	— [10]	.38	.33	2.07
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	— [10]	—	—	—
Class R-1:
4/30/2025[5,6]	57.74	.27	(.91 )	(.64 )	(.30 )	(2.50)	(2.80)	54.30	(1.20)[7]	49	1.35 [8]	1.35 [8]	.97 [8]
10/31/2024	46.44	.59	12.23	12.82	(.69 )	(.83 )	(1.52)	57.74	28.08	54	1.35	1.35	1.10
10/31/2023	48.36	.68	(.59 )	.09	(.62 )	(1.39)	(2.01)	46.44	.01	48	1.36	1.36	1.40
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48 )	(1.61)	(2.09)	48.36	(3.48)	52	1.35	1.35	1.11
10/31/2021	39.68	.49	12.48	12.97	(.48 )	—	(.48 )	52.17	32.84	59	1.37	1.37	1.04
10/31/2020	42.28	.50	(1.35)	(.85 )	(.56 )	(1.19)	(1.75)	39.68	(2.16)	51	1.40	1.40	1.24
Refer to the end of the table(s) for footnote(s).

21	American Mutual Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025[5,6]	$57.63	$.27	$(.92 )	$(.65 )	$(.30 )	$(2.50)	$(2.80)	$54.18	(1.21)%[7]	$250	1.36%[8]	1.36%[8]	.97%[8]
10/31/2024	46.35	.59	12.22	12.81	(.70 )	(.83 )	(1.53)	57.63	28.10	269	1.35	1.35	1.11
10/31/2023	48.28	.68	(.60 )	.08	(.62 )	(1.39)	(2.01)	46.35	.01	234	1.35	1.35	1.41
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48 )	(1.61)	(2.09)	48.28	(3.46)	245	1.35	1.35	1.11
10/31/2021	39.63	.50	12.45	12.95	(.50 )	—	(.50 )	52.08	32.81	265	1.36	1.36	1.05
10/31/2020	42.22	.51	(1.34)	(.83 )	(.57 )	(1.19)	(1.76)	39.63	(2.11)	207	1.38	1.38	1.26
Class R-2E:
4/30/2025[5,6]	58.24	.35	(.92 )	(.57 )	(.38 )	(2.50)	(2.88)	54.79	(1.06)[7]	37	1.07 [8]	1.07 [8]	1.26 [8]
10/31/2024	46.83	.74	12.34	13.08	(.84 )	(.83 )	(1.67)	58.24	28.44	37	1.07	1.07	1.38
10/31/2023	48.75	.82	(.59 )	.23	(.76 )	(1.39)	(2.15)	46.83	.31	29	1.07	1.07	1.69
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63 )	(1.61)	(2.24)	48.75	(3.21)	29	1.07	1.07	1.40
10/31/2021	39.99	.64	12.58	13.22	(.63 )	—	(.63 )	52.58	33.23	30	1.07	1.07	1.33
10/31/2020	42.60	.63	(1.36)	(.73 )	(.69 )	(1.19)	(1.88)	39.99	(1.84)	23	1.09	1.09	1.55
Class R-3:
4/30/2025[5,6]	57.94	.40	(.92 )	(.52 )	(.43 )	(2.50)	(2.93)	54.49	(.99 )[7]	571	.91 [8]	.91 [8]	1.42 [8]
10/31/2024	46.59	.82	12.29	13.11	(.93 )	(.83 )	(1.76)	57.94	28.66	596.91		.91	1.54
10/31/2023	48.51	.90	(.60 )	.30	(.83 )	(1.39)	(2.22)	46.59	.46	501.91		.91	1.85
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71 )	(1.61)	(2.32)	48.51	(3.06)	536.91		.91	1.55
10/31/2021	39.81	.71	12.51	13.22	(.70 )	—	(.70 )	52.33	33.41	576.92		.92	1.49
10/31/2020	42.41	.70	(1.36)	(.66 )	(.75 )	(1.19)	(1.94)	39.81	(1.67)	446.93		.93	1.71
Class R-4:
4/30/2025[5,6]	58.29	.48	(.93 )	(.45 )	(.51 )	(2.50)	(3.01)	54.83	(.84 )[7]	690	.62 [8]	.62 [8]	1.71 [8]
10/31/2024	46.86	.99	12.35	13.34	(1.08)	(.83 )	(1.91)	58.29	29.02	743.61		.61	1.84
10/31/2023	48.77	1.05	(.60 )	.45	(.97 )	(1.39)	(2.36)	46.86	.77	672.62		.62	2.14
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85 )	(1.61)	(2.46)	48.77	(2.77)	772.61		.61	1.85
10/31/2021	40.01	.86	12.58	13.44	(.85 )	—	(.85 )	52.60	33.81	847.62		.62	1.79
10/31/2020	42.63	.82	(1.37)	(.55 )	(.88 )	(1.19)	(2.07)	40.01	(1.38)	604.63		.63	2.01
Class R-5E:
4/30/2025[5,6]	58.46	.54	(.93 )	(.39 )	(.57 )	(2.50)	(3.07)	55.00	(.74 )[7]	245	.42 [8]	.42 [8]	1.91 [8]
10/31/2024	46.99	1.10	12.38	13.48	(1.18)	(.83 )	(2.01)	58.46	29.28	248.42		.42	2.03
10/31/2023	48.91	1.14	(.59 )	.55	(1.08)	(1.39)	(2.47)	46.99	.98	191.41		.41	2.34
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.91	(2.54)	124.39		.39	2.07
10/31/2021	40.12	.96	12.61	13.57	(.95 )	—	(.95 )	52.74	34.09	103.40		.40	1.97
10/31/2020	42.74	.91	(1.36)	(.45 )	(.98 )	(1.19)	(2.17)	40.12	(1.14)	42.40		.40	2.22
Class R-5:
4/30/2025[5,6]	58.56	.57	(.94 )	(.37 )	(.60 )	(2.50)	(3.10)	55.09	(.71 )[7]	364	.32 [8]	.32 [8]	2.02 [8]
10/31/2024	47.06	1.16	12.41	13.57	(1.24)	(.83 )	(2.07)	58.56	29.42	352.32		.32	2.14
10/31/2023	48.98	1.20	(.61 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05	351.32		.32	2.45
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372.31		.31	2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98 )	—	(.98 )	52.82	34.24	395.32		.32	2.09
10/31/2020	42.79	.95	(1.39)	(.44 )	(1.00)	(1.19)	(2.19)	40.16	(1.09)	283.32		.32	2.32
Class R-6:
4/30/2025[5,6]	58.58	.58	(.93 )	(.35 )	(.62 )	(2.50)	(3.12)	55.11	(.68 )[7]	31,245	.26 [8]	.26 [8]	2.06 [8]
10/31/2024	47.08	1.18	12.41	13.59	(1.26)	(.83 )	(2.09)	58.58	29.47	32,019.27		.27	2.18
10/31/2023	48.99	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.08	1.12	24,504.27		.27	2.49
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898.27		.27	2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999.27		.27	2.14
10/31/2020	42.80	.97	(1.37)	(.40 )	(1.03)	(1.19)	(2.22)	40.18	(1.02)	16,995.27		.27	2.36
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	22

Financial highlights (continued)

	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	13%	31%	25%	24%	23%	24%[13]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]
Includes the value of securities sold due to redemption of shares in-kind. The rate would have been 23% for the year ended October 31, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

23	American Mutual Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Mutual Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

25	American Mutual Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Mutual Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025